Presentation of the Financial Statements and Accounting Practices - Additional Information (Detail)				12 Months Ended
	Dec. 14, 2017	Sep. 06, 2017	Jun. 02, 2017	Dec. 31, 2017
Disclosure of basis of preparation of financial statements [line items]
Percentage of ownership interest in an investee				100.00%
Description on period of activity of inventories				Probable losses on inventories of spare parts are recognized based on technical obsolescence or items without activity for over two years and for which there is no future demand.
Percentage of income tax rate	15.00%	15.00%	15.00%
Percentage of dividend and interest on capital on net income				25.00%
Bottom of range [member]
Disclosure of basis of preparation of financial statements [line items]
Effective percentage of hedging instruments				80.00%
Warranty coverage period				3 years
Top of range [member]
Disclosure of basis of preparation of financial statements [line items]
Effective percentage of hedging instruments				125.00%
Warranty coverage period				6 years
Computer software [member]
Disclosure of basis of preparation of financial statements [line items]
Description on tenure of benefits derived from intangible assets				Development costs directly attributable to identifiable and unique software, controlled by the Company and that is expected to generate benefits greater than the costs for more than one year, are recorded in intangible assets.
Employee profit sharing plan [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of employee profit sharing of net income				12.50%
Percentage of total amount of profit sharing equally divided to employees				50.00%
Percentage of other profit sharing proportion to employees salary				50.00%
Brazil [member]
Disclosure of basis of preparation of financial statements [line items]
Nominal rate of current income tax				34.00%
Percentage of income tax rate				25.00%
Percentage of social contribution on net income				9.00%
SAVIS Tecnologia e Sistemas S.A. [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of ownership interest held by subsidiaries in joint operations				93.50%
SAVIS Tecnologia e Sistemas S.A. [member] | Brazil [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of ownership interest in an investee				100.00%
Bradar Industria S.A. [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of ownership interest held by subsidiaries in joint operations				6.50%
Bradar Industria S.A. [member] | Brazil [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of ownership interest in an investee				100.00%